Post-Employment and Other Non-current Employee Benefits - Summary of Employee Benefits Expense (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employee benefits expense [line items]
Total employee benefits expense	$ 29,633	$ 30,561	$ 31,174
Cost of Goods Sold
Employee benefits expense [line items]
Wages and salaries	3,955	4,052	4,295
Social security costs	1,251	1,277	1,320
Employee profit sharing	89	79	74
Pension and seniority premium costs	69	34	26
Share-based payment expense	4	1	3
Selling and Distribution Expenses
Employee benefits expense [line items]
Wages and salaries	15,620	16,068	16,590
Social security costs	4,587	4,717	4,651
Employee profit sharing	551	539	496
Pension and seniority premium costs	261	185	158
Share-based payment expense	20	2	11
Administrative Expenses
Employee benefits expense [line items]
Wages and salaries	2,448	2,742	2,771
Social security costs	541	625	557
Employee profit sharing	33	35	31
Pension and seniority premium costs	38	20	46
Post-employment benefits other	0	0	2
Share-based payment expense	$ 166	$ 185	$ 143